Equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity
25.	Equity

a. Share Capital

On December 31, 2018, the subscribed and paid-in capital stock consists of 556,405,096 common shares with no par value and the issuance of preferred shares and participation certificates is prohibited. Each common share entitles its holder to one vote at Shareholders’ Meetings.

The price of the shares issued by the Company as of December 31, 2018, on B3 was R$ 53.20.

As of December 31, 2018, the Company is authorized to increase capital up to the limit of 800,000,000 common shares, without amendment to the Bylaws, by resolution of the Board of Directors.

As of December 31, 2018, there were 27,862,987 common shares outstanding abroad in the form of ADRs (28,935,260 shares as of December 31, 2017 and 28,944,097 shares as of December 31, 2016).

b. Equity instrument granted

The Company has a share-based incentive plan, which establishes the general terms and conditions for the concession of common shares issued by the Company held in treasury (see Note 8.c).

c. Treasury Shares

The Company acquired its own shares at market prices, without capital reduction, to be held in treasury and to be subsequently disposed of or cancelled.

As of December 31, 2018, 13,390,149 common shares (13,041,356 shares as of December 31, 2017 and 13,131,356 as of December 31, 2016) were held in the Company’s treasury, acquired at an average cost of R$ 36.25 per share (R$ 36.98 as of December 31, 2017 and R$ 36.85 as of December 31, 2016).

d. Capital Reserve

The capital reserve reflects the gain on the transfer of shares at market price used in the Deferred Stock Plan granted to executives of the subsidiaries of the Company, as mentioned in Note 8.c.

Because of Extrafarma’s association in 2014, the Company recognized an increase in the capital reserves in the amount of R$ 498,812, due to the difference between the value attributable to share capital and the market value of the Ultrapar shares on the date of issue, deducted by R$ 2,260 related to the incurred costs directly attributable to issuing new shares.

e. Revaluation Reserve

The revaluation reserve, recognized prior to the adoption of the international accounting standards (IFRS), reflects the revaluation of assets of subsidiaries and is based on depreciation, write-off, or disposal of the revalued assets of the subsidiaries, as well as the tax effects recognized by these subsidiaries.

f. Profit Reserves

f.1 Legal Reserve

Under Brazilian Corporate Law, the Company is required to allocate 5% of net annual earnings to a legal reserve, until the balance reaches 20% of capital stock. This reserve may be used to increase capital or to absorb losses, but may not be distributed as dividends.

f.2 Retention of Profits

Reserve recognized in previous fiscal years and used for investments contemplated in a capital budget, mainly for expansion, productivity, and quality, acquisitions and new investments, in accordance with Article 196 of Brazilian Corporate Law. The reserve was fully incorporated into the social capital by resolution of the OEGM of April 19, 2017.

f.3 Investments Reserve

In compliance with Article 55.c) of the Bylaws this reserve is aimed to protect the integrity of the Company’s assets and to supplement its capital stock, in order to allow new investments to be made. As provided in its Bylaws, the Company may allocate up to 45% of the annual net income to the investments reserve, up to the limit of 100% of the share capital.

The investments reserve is free of distribution restrictions and totaled R$ 3,412,427 as of December 31, 2018 (R$ 3,000,707 as of December 31, 2017 — restated and R$ 2,500,471 as of January 1, 2017 — restated).

g. Valuation Adjustments and Cumulative Translation Adjustments

g.1 Valuation Adjustments

(i)

Actuarial gains and losses relating to post-employment benefits, calculated based on a valuation conducted by an independent actuary, are recognized in equity under the title “valuation adjustments”. Actuarial gains and losses recorded in equity are not reclassified to profit or loss in subsequent periods.

(ii)

Gains and losses on the hedging instruments of exchange rate related to firm commitment and highly probable transactions designated as cash flows hedges are recognized in equity as “valuation adjustments”. Gains and losses are reclassified to initial cost of non-financial assets.

(iii)

The differences between the fair value of financial investments measured at fair value through other comprehensive income and the initial amount of financial investments plus the interest earned and the foreign currency exchange variation are recognized in equity as valuation adjustments. Gains and losses are reclassified to statements of profit or loss when the financial investment is settled.

(iv)

The Company also recognizes in this item the effect of changes in the non-controlling interest in subsidiaries that do not result in loss of control. This amount corresponds to the difference between the amount by which the non-controlling interest was adjusted and the fair value of the consideration received or paid and represents a transaction with shareholders.

Balances and changes in valuation adjustments of the Company are as follows:

	Valuation adjustments
	Fair value of cash flow hedging instruments	Fair value of financial instruments	Actuarial gains (losses) of post- employment benefits	Non- controlling shareholders interest change	Total
Balance on December 31, 2015	6,261	1,523	11,169	—	18,953
Changes in fair value of financial instruments	(46,470)	(1,523)	—	—	(47,993)
Income and social contribution taxes on fair value	13,326	—	—	—	13,326
Actuarial losses of post-employment benefits	—	—	(12,435)	—	(12,435)
Income and social contribution taxes on actuarial losses	—	—	4,162	—	4,162

Balance on December 31, 2016	(26,883)	—	2,896	—	(23,987)
Changes in fair value of financial instruments	(2,550)	—	—	—	(2,550)
IRPJ and CSLL on fair value	2,069	—	—	—	2,069
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	—	—	—	197,369	197,369
Actuarial losses of post-employment benefits	—	—	(27,658)	—	(27,658)
IRPJ and CSLL on actuarial losses	—	—	9,581	—	9,581

Balance on December 31, 2017	(27,364)	—	(15,181)	197,369	154,824
Changes in fair value of financial instruments	(326,030)	(273)	—	—	(326,303)
IRPJ and CSLL on fair value	110,058	—	—	—	110,058
Actuarial losses of post-employment benefits	—	—	(2,810)	—	(2,810)
IRPJ and CSLL on actuarial losses	—	—	242	—	242

Balance on December 31, 2018	(243,336)	(273)	(17,749)	197,369	(63,989)

g.2 Cumulative Translation Adjustments

The change in exchange rates on assets, liabilities, and income of foreign subsidiaries that have functional currency other than the presentation currency of the Company and an independent administration (see Note 2.s.1) and the exchange rate variation on notes in the foreign market (see Note 33.h.3) is directly recognized in the equity. This accumulated effect is reflected in profit or loss as a gain or loss only in case of disposal or write-off of the investment.

Balance and changes in cumulative translation adjustments of the Company are as follows:

Balance on December 31, 2015	66,925
Translation of foreign subsidiaries, net of IRPJ and CSLL	(59,406)

Balance on December 31, 2016	7,519
Translation of foreign subsidiaries, net of IRPJ and CSLL	45,542

Balance on December 31, 2017	53,061
Translation of foreign subsidiaries, net of IRPJ and CSLL	12,796

Balance on December 31, 2018	65,857

h. Dividends and Allocation of Net Income

The shareholders are entitled, under the Bylaws, to a minimum annual dividend of 50% of adjusted net income calculated in accordance with Brazilian Corporate Law. The dividends and interest on equity in excess of the obligation established in the Bylaws are recognized in equity until the Shareholders approve them. The proposed dividends as of December 31, 2017 in the amount of R$ 489,027 (R$ 0.90 – ninety cents of Brazilian Real per share), were approved by the Board of Directors on February 21, 2018, and paid beginning March 12, 2018. On August 1, 2018, the Board of Directors approved the anticipation of dividends of 2018, in the amount of R$ 304,241 (R$ 0.56 – fifty six cents of Brazilian Real per share), paid as from August 20, 2018. The proposed dividends payable as of December 31, 2018 in the amount of R$ 380,324 (R$ 0.70 – seventy cents of Brazilian Real per share), were approved by the Board of Directors on February 20, 2019, and will be paid beginning March 13, 2019.

12/31/2018
Net income for the year attributable to shareholders of Ultrapar	1,150,421

Minimum mandatory dividends	575,210
Interim dividends paid (R$ 0.56 per share)	(304,241)

Mandatory dividends payable – Current liabilities	270,969
Additional dividends to the minimum mandatory dividends – equity	109,355

Dividends payable (R$ 0.70 per share)	380,324
Legal reserve (5% of the net income)	57,521
Statutory investments reserve	408,335

Balances and changes in consolidated dividends payable are as follows:

Balance as of January 1, 2017	320,883
Provisions	961,241
Payments	(940,250)
Expired dividends	(3,029)

Balance as of December 31, 2017	338,845
Provisions	756,952
Payments	(808,603)
Expired dividends	(3,170)

Balance as of December 31, 2018	284,024